Summary Of Significant Accounting Policies (Goodwill By Operating Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Balances, beginning	$ 16,763	$ 16,126
Currency translation and other	(535)	605
Acquisitions	4,423	32
Balances, ending	20,651	16,763
Walmart U.S. [Member]
Summary Of Significant Accounting Policies [Line Items]
Balances, beginning	239	207
Acquisitions	200	32
Balances, ending	439	239
Walmart International [Member]
Summary Of Significant Accounting Policies [Line Items]
Balances, beginning	16,211	15,606
Currency translation and other	(535)	605
Acquisitions	4,223
Balances, ending	19,899	16,211
Sam's Club [Member]
Summary Of Significant Accounting Policies [Line Items]
Balances, beginning	313	313
Currency translation and other	0	0
Acquisitions	0	0
Balances, ending	$ 313	$ 313